Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ (454)	£ (1,328)	£ (855)
Actuarial (gains)/losses arising from changes in demographic assumptions	(17)	34	42
Actuarial gains arising from experience adjustments	(19)	(141)	(42)
Actuarial (gains)/losses arising from changes in financial assumptions	(774)	1,940	1,377
Pension remeasurement	£ (1,264)	£ 505	£ 522